Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2020
Intangible assets [Abstract]
Schedule of intangible asset acquisition cost, accumulated amortization and accumulated impairment losses

	JPY (millions)
	For the Year Ended March 31
	2019	2020
Acquisition cost
As of beginning of the year	¥1,029,291	¥4,240,251
Acquisitions (Note 31)	3,183,657	3,387
Deconsolidation	(3,899)	—
Reclassification to assets held for sale (Note 19)	—	(116,524)
Foreign currency translation differences	31,202	(114,586)
As of end of the year	¥4,240,251	¥4,012,528

Accumulated impairment losses
As of beginning of the year	¥(43)	¥—
Deconsolidation	40	—
Foreign currency translation differences	3	—
As of end of the year	¥—	¥—

Carrying amount
As of beginning of the year	¥1,029,248	¥4,240,251
As of end of the year	4,240,251	4,012,528

	JPY (millions)
Acquisition cost	Software	Intangible assets associated with products	Other	Total
As of April 1, 2018	¥84,785	¥2,020,861	¥22,204	¥2,127,850
Additions	26,188	29,857	141	56,186
Acquisitions through business combinations (Note 31)	51,722	3,780,775	—	3,832,497
Disposals and other decreases	(2,522)	(131)	(11)	(2,664)
Reclassification to assets held for sale (Note 19)	(120)	—	—	(120)
Deconsolidation	(220)	(28,794)	(4)	(29,018)
Foreign currency translation differences	404	60,382	3	60,789
As of March 31, 2019	¥160,237	¥5,862,950	¥22,333	¥6,045,520
Additions	28,274	77,016	44	105,334
Disposals and other decreases	(20,078)	(5,179)	(10,573)	(35,830)
Reclassification to assets held for sale (Note 19)	(83)	(179,788)	—	(179,871)
Foreign currency translation differences	(3,430)	(151,746)	(38)	(155,214)
As of March 31, 2020	¥164,920	¥5,603,253	¥11,766	¥5,779,939

Accumulated amortization and accumulated impairment losses
As of April 1, 2018	¥(51,771)	¥(1,050,864)	¥(10,951)	¥(1,113,586)
Amortization	(13,774)	(169,972)	(61)	(183,807)
Impairment losses	(53)	(8,645)	—	(8,698)
Disposals and other decreases	2,388	22	6	2,416
Reclassification to assets held for sale (Note 19)	59	—	—	59
Deconsolidation	153	17,888	4	18,045
Foreign currency translation differences	55	(8,858)	23	(8,780)
As of March 31, 2019	¥(62,943)	¥(1,220,429)	¥(10,979)	¥(1,294,351)
Amortization	(32,771)	(412,074)	(29)	(444,874)
Impairment losses	(4,731)	(43,346)	—	(48,077)
Disposals and other decreases	19,784	3,029	10,573	33,386
Reclassification to assets held for sale (Note 19)	—	96,608	—	96,608
Foreign currency translation differences	2,101	46,629	—	48,730
As of March 31, 2020	¥(78,560)	¥(1,529,583)	¥(435)	¥(1,608,578)

Carrying amount
As of April 1, 2018	¥33,014	¥969,997	¥11,253	¥1,014,264
As of March 31, 2019	97,294	4,642,521	11,354	4,751,169
As of March 31, 2020	86,360	4,073,670	11,331	4,171,361

Schedule of intangible assets associated with products
The intangible assets associated with products are comprised of the following:

	JPY (millions)
	Marketed products	In-process R&D	Carrying amount
As of April 1, 2018	¥698,329	¥271,668	¥969,997
As of March 31, 2019	4,135,520	507,001	4,642,521
As of March 31, 2020	3,602,384	471,286	4,073,670
The table below provides information about significant intangible assets.

		JPY (millions) Carrying amount		Residual amortization period
		As of March 31		As of March 31
		2019	2020	2020
Immunoglobulin	Marketed products	¥860,201	¥788,628	15 Years
Takhzyro	Marketed products	620,926	567,589	14 Years
Vyvanse	Marketed products	620,117	517,695	6 Years
Advate & Adynovate	Marketed products	355,163	313,509	10 Years
Alunbrig	In-process R&D	163,738	160,580	—
	Marketed products	85,251	76,688	11 Years

Schedule of significant assumptions used to calculate the recoverable amount (value in use)	The significant assumptions used to calculate the recoverable amount (value in use) are as follows:

Discount rate (Post-tax)
March 31, 2018	6.5% - 14.4%
March 31, 2019	11.0%
March 31, 2020	7.0% - 8.0%